Stock Options and Warrants - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended		3 Months Ended
	Feb. 28, 2015	Feb. 28, 2015	Feb. 28, 2014	May 31, 2014	May 31, 2013	Oct. 23, 2013	Mar. 17, 2014	Feb. 28, 2014	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, exercise price	$ 0.50	$ 0.50
Term of Warrants		5 years
Cash proceeds from warrant exercises		$ 1,066,436	$ 50,000	$ 50,000	$ 201,000
Interest expense associated with conversion and exercise inducement	202,295	555,628	193,160	193,160
Compensation expense related to stock options and warrants					1,128,000
Stock warrants exercised				50,000
Warrants exercise price per share				$ 1.00
Convertible Debt
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash proceeds from warrant exercises		1,066,000
Convertible Debt | Inducement Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise	1,413,333	1,413,333
Exercisable warrants, exercise price	$ 0.55	$ 0.55
Cash proceeds from warrant exercises		777,333
Interest expense associated with conversion and exercise inducement		353,000
Convertible Note One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise	525,641	525,641
Exercisable warrants, exercise price	$ 0.55	$ 0.55
Cash proceeds from warrant exercises	289,103	777,333
Interest expense associated with conversion and exercise inducement	202,300	353,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, exercise price	$ 0.75	$ 0.75
Consulting agreement term				6 months
Minimum | Convertible Note One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, exercise price	$ 1.50	$ 1.50
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, exercise price	$ 2.00	$ 2.00
Consulting agreement term				18 months
Maximum | Convertible Note One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, exercise price	$ 2.00	$ 2.00
Director | Convertible Debt
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash proceeds from warrant exercises		733,333
Telecommunications services provided
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, exercise price				$ 0.75
Number of warrants issued				50,000
Exercisable warrants, expiry date				Nov. 01, 2016
Grant date fair value of warrants				$ 0.67
Third Party Consulting Firm and Scientific Advisor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, termination date	Dec. 08, 2019
Number of tranches	3	3
Shares vested in each tranche	50,000
Third Party Consulting Firm and Scientific Advisor | Tranche 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant vested and exercisable date	Mar. 08, 2015
Third Party Consulting Firm and Scientific Advisor | Tranche 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant vested and exercisable date	Sep. 08, 2015
Third Party Consulting Firm and Scientific Advisor | Tranche 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant vested and exercisable date	Mar. 08, 2016
Scientific advisor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise	100,000	100,000
Exercisable warrants, exercise price	$ 1.15	$ 1.15
Warrants, termination date	Dec. 08, 2019
Scientific advisor | Tranche 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant vested and exercisable date	Apr. 08, 2015
Warrants vested and become exercisable	33,334
Scientific advisor | Tranche 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant vested and exercisable date	Aug. 08, 2015
Warrants vested and become exercisable	33,333
Scientific advisor | Tranche 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant vested and exercisable date	Dec. 08, 2015
Warrants vested and become exercisable	33,333
Private Equity Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, exercise price				$ 0.75		$ 0.75
Number of common stock warrants issued				11,153,850
Proceeds from units sold at private equity offering				14,500,000		14,500,000
Purchase Price of warrant				1.30
Number of common stock per unit				2		2
Warrant to purchase common share				1		1
Exercisable warrants, expire period				5 years
Private Equity Offering | After amendment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, exercise price				$ 0.75
Grant date fair value of warrants				$ 1.03
Number of common stock warrants issued				4,940,092
Exercisable warrants, expire period				7 years
Stock Options | Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options , shares granted				305,000
Stock options granted, exercise price				$ 0.75
Stock options, number of shares vested				50,000
Grant date fair value of options				$ 0.43
Stock options, expiration date				Sep. 04, 2018
Stock options, number of shares vested monthly after initial issuance				15,000
Cumulative number of options to purchase shares vested at the date of consulting agreement was terminated							140,000
Stock options to purchase, number of shares forfeited							150,000
Stock Options | Options vested within notice period | Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, number of shares vested							15,000
2012 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise	325,000	325,000
Compensation expense related to stock options and warrants	161,400	451,000	784,400	928,400	3,262,000			298,000
Grant date fair value of options	171,000	481,000	1,991,400	2,274,000	8,889,000			417,000
Grant date fair value of warrants vested	171,000	481,000	1,991,400	2,274,000	8,889,000			417,000
Unrecognized compensation costs	$ 641,000	$ 641,000		$ 752,000
Weighted average period over which unrecognized compensation costs is expected to be recognized		1 year 2 months 12 days		1 year 10 months 21 days
2012 Equity Incentive Plan | Third Party Consulting Firm and Scientific Advisor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise	150,000	150,000
Number of tranches	3	3
Shares vested in each tranche		50,000
Term of Warrants		5 years
Number of milestone for warrant vesting	3	3
2012 Equity Incentive Plan | Third Party Consulting Firm and Scientific Advisor | Consultant One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, exercise price	$ 1.15	$ 1.15
2012 Equity Incentive Plan | Third Party Consulting Firm and Scientific Advisor | Consultant Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, exercise price	$ 1.05	$ 1.05
2012 Equity Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance				3,000,000
Effective date of increase the number of shares future issuance		The effective date of the increase was subsequent to February 28, 2015
Shares available for future stock-based grants	754,930	754,930		1,238,903
2012 Equity Incentive Plan | Stock Options | Before Amendment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance									3,000,000
2012 Equity Incentive Plan | Stock Options | After amendment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance									5,000,000
2012 Equity Incentive Plan | Stock Options | Directors and Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options , shares granted		483,973		749,452
Grant date fair value of options		$ 0.43
2012 Equity Incentive Plan | Stock Options | Directors and Employee | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, exercise price		$ 0.66		$ 0.64
Grant date fair value of options				$ 0.40
2012 Equity Incentive Plan | Stock Options | Directors and Employee | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, exercise price		$ 0.81		$ 1.09
Grant date fair value of options				$ 0.43
2012 Equity Incentive Plan | Stock Options | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of option awards vesting				25.00%
Stock options, term		5 years
Grant date fair value of options		$ 0.35
2012 Equity Incentive Plan | Stock Options | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, number of shares vested		50,000
Stock options, vesting period		3 years
Percentage of option awards vesting				33.33%
Stock options, term		5 years		5 years
2012 Equity Incentive Plan | Stock Options | Vesting Schedule One | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, number of shares vested		333,973
Stock options, vesting period		1 year
Percentage of option awards vesting		25.00%
2012 Equity Incentive Plan | Stock Options | Vesting Schedule Two | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, number of shares vested		100,000
Stock options, vesting period		2 years
Percentage of option awards vesting		50.00%
2012 Equity Incentive Plan | Stock Options 2 | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting period				1 year